Asset Quality (Nonperforming Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total nonperforming loans	$ 1,635	$ 1,694
OREO and Foreclosed Assets	117	114
Total nonperforming assets	$ 1,752	$ 1,808
Nonperforming loans to total loans	0.68%	0.75%
Nonperforming assets to total loans, OREO and foreclosed assets	0.73%	0.80%
Nonperforming assets to total assets	0.43%	0.47%
Interest on nonperforming loans - Computed on original terms	$ 124	$ 123
Interest on nonperforming loans - Recognized prior to nonperforming status	17	17
Total commercial lending
Total nonperforming loans	501	432
Total consumer lending
Total nonperforming loans	$ 1,134	$ 1,262